Recapitalization Transactions Expenses	12 Months Ended
Dec. 31, 2011
Recapitalization Transactions Expenses [Abstract]
Recapitalization transactions expenses
16.	Recapitalization transactions expenses

This caption includes legal, financial and regulatory expenses and fees in connection with various attempts made by Satmex in each year to carry out a restructuring, reorganization or sale transaction and/or recapitalization of its outstanding indebtedness.